Derivatives (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Included in other liabilities:
Fair Value	$ (1,156)	$ (1,181)
Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	(45,000)
Fair Value	(1,156)	(1,181)
Subordinated Debentures [Member]
Included in other liabilities:
Notional Amount	0	(5,000)
Subordinated Debentures [Member] | Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	0	(5,000)
Fair Value	0	26
CDARS Deposits [Member]
Included in other liabilities:
Notional Amount	0	(10,250)
CDARS Deposits [Member] | Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	0	(10,250)
Fair Value	0	192
FHLB advances [Member] | Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	(45,000)	(15,000)
Fair Value	$ 1,156	$ 963